Net Loss Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Summary of Weighted-Average Outstanding Shares

The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to Common Stockholders for the periods presented because including them would have been anti-dilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Public Stockholders' warrants	10,350,000	—	10,350,000	—
Private Placement warrants	5,738,000	—	5,738,000	—
PIPE Investor warrants	700,000	—	700,000	—
Convertible Note warrants	448,627	—	256,393	—
SeaStar warrants	69,714	69,714	69,714	69,714
Options to purchase common stock	576,534	332,544	411,579	335,102
Unvested restricted stock units	129,640	296,696	213,548	149,168
Total	18,012,515	698,954	17,739,234	553,984

The following weighted-average outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share attributable to Common Stockholders for the periods presented because including them would have been anti-dilutive:

	2022	2021
Public Stockholders' warrants	10,350,000	—
Private Placement warrants	5,738,000	—
PIPE Investor warrants	700,000	—
SeaStar warrants	69,714	69,714
Options to purchase common stock	244,792	345,773
Restricted stock units	298,389	—
Total	17,400,895	415,487

Summary of Weighted Average Shares Outstanding for Basic and Diluted Net Loss Per Share	As the Business Combination and related transactions are being reflected as if they had occurred at the beginning of the period presented, the calculation of weighted average shares outstanding for basic and diluted net loss per share assumes that the shares issued in connection with the Business Combination have been outstanding for the entire period presented. The calculation of weighted average shares outstanding for basic and diluted net loss per share for the three and six months ended June 30, 2022 has been retroactively restated to give effect to the Business Combination.

	Three Months Ended June 30,		Six Months Ended June 30,
	2023	2022	2023	2022
Net loss	$(3,669)	$(902)	$(8,931)	$(1,906)
Weighted average shares outstanding - basic
and diluted	14,932,866	7,238,767	13,984,625	7,238,767
Basic and diluted net loss per share	$(0.25)	$(0.12)	$(0.64)	$(0.26)
As the Business Combination and related transactions are being reflected as if they had occurred at the beginning of the period presented, the calculation of weighted average shares outstanding for basic and diluted net loss per share assumes that the shares issued in connection with the

Business Combination have been outstanding for the entire period presented.

Year Ended December 31:	2022	2021
Net loss	$(23,013)	$(4,596)
Weighted average shares outstanding - basic	8,211,256	7,238,767
Basic net loss per share	$(2.80)	$(0.63)
Weighted average shares outstanding - diluted	8,211,256	7,238,767
Diluted net loss per share	$(2.80)	$(0.63)